UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio              May 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   92

Form 13F Information Table Value Total:   $ 957,459
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COL 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHR    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS   SOLE      SHARED   NONE
--------------                 --------         -----      --------  -------   --- ----  ----------   ----   ----      ------   ----
3M CO                          COM              88579Y101     852       10,766 SH        SOLE         NONE      10,766
ALESCO FINL INC                COM              014485106   7,859    2,728,855 SH        SOLE         NONE   2,728,855
ALLIED WASTE INDS INC          COM PAR$.01NEW   019589308  35,462    3,280,508 SH        SOLE         NONE   3,280,508
ALTRIA GROUP INC               COM              02209S103   4,337      195,362 SH        SOLE         NONE     195,362
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     659       10,350 SH        SOLE         NONE      10,350
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106  34,254    1,956,254 SH        SOLE         NONE   1,956,254
AMERICREDIT CORP               COM              03060R101  23,858    2,369,188 SH        SOLE         NONE   2,369,188
AMERISAFE INC                  COM              03071H100     252       19,955 SH        SOLE         NONE      19,955
ASHFORD HOSPITALITY TR INC     COM SHS          044103109   7,724    1,359,925 SH        SOLE         NONE   1,359,925
BANK OF NEW YORK MELLON CORP   COM              064058100     441       10,576 SH        SOLE         NONE      10,576
BANK OF AMERICA CORPORATION    COM              060505104     581       15,322 SH        SOLE         NONE      15,322
BP PLC                         SPONSORED ADR    055622104     682       11,247 SH        SOLE         NONE      11,247
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104     405       15,102 SH        SOLE         NONE      15,102
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109  19,079      890,276 SH        SOLE         NONE     890,276
CAPITAL ONE FINL CORP          COM              14040H105  23,638      480,253 SH        SOLE         NONE     480,253
CASTLEPOINT HOLDINGS LTD       COM              G19522112   8,037      826,007 SH        SOLE         NONE     826,007
CATO CORP NEW                  CL A             149205106     225       15,065 SH        SOLE         NONE      15,065
CENTEX CORP                    COM              152312104     293       12,111 SH        SOLE         NONE      12,111
CENTURYTEL INC                 COM              156700106  11,457      344,688 SH        SOLE         NONE     344,688
CINCINNATI FINL CORP           COM              172062101  22,742      597,832 SH        SOLE         NONE     597,832
CINTAS CORP                    COM              172908105  26,655      933,945 SH        SOLE         NONE     933,945
CIT GROUP INC                  COM              125581108     305       25,745 SH        SOLE         NONE      25,745
CLOROX CO DEL                  COM              189054109  17,070      301,370 SH        SOLE         NONE     301,370
COLEMAN CABLE INC              COM              193459302  13,562    1,232,865 SH        SOLE         NONE   1,232,865
COMCAST CORP NEW               CL A             20030n101  17,501      904,929 SH        SOLE         NONE     904,929
CONSOL ENERGY INC              COM              20854P109  37,984      548,982 SH        SOLE         NONE     548,982
COVIDIEN LTD                   COM              G2552X108   8,011      181,037 SH        SOLE         NONE     181,037
DELL INC                       COM              24702R101     312       15,651 SH        SOLE         NONE      15,651
DUN & BRADSTREET CORP DEL NE   COM              26483E100  16,870      207,293 SH        SOLE         NONE     207,293
ELECTRONICS FOR IMAGING INC    COM              286082102     288       19,275 SH        SOLE         NONE      19,275
EXXON MOBIL CORP               COM              30231G102   1,170       13,832 SH        SOLE         NONE      13,832
FAIR ISAAC CORP                COM              303250104     916       42,565 SH        SOLE         NONE      42,565
FEDERAL NATL MTG ASSN          COM              313586109   1,649       62,658 SH        SOLE         NONE      62,658
FBR CAPITAL MARKETS CORP       COM              30247C301   7,673    1,136,817 SH        SOLE         NONE   1,136,817
FIFTH THIRD BANCORP            COM              316773100     745       35,605 SH        SOLE         NONE      35,605
FOREST CITY ENTERPRISES INC    CL A             345550107     454       12,250 SH        SOLE         NONE      12,250
FEDERAL HOME LN MTG CORP       COM              313400301  25,864    1,021,488 SH        SOLE         NONE   1,021,488
N BILLINGS RAMSEY GRO          CL A             358434108     581      341,494 SH        SOLE         NONE     341,494
GANNETT INC                    COM              364730101  30,321    1,043,764 SH        SOLE         NONE   1,043,764
GENERAL COMMUNICATION INC      CL A             369385109   1,315      214,215 SH        SOLE         NONE     214,215
GENERAL ELECTRIC CO            COM              369604103   1,285       34,723 SH        SOLE         NONE      34,723
GULFSTREAM INTL GROUP INC      COM              402738108   1,222      250,920 SH        SOLE         NONE     250,920
HEARST-ARGYLE TELEVISION INC   COM              422317107  13,259      642,685 SH        SOLE         NONE     642,685
HOME DEPOT INC                 COM              437076102  17,706      633,027 SH        SOLE         NONE     633,027
HORSEHEAD HLDG CORP            COM              440694305  12,647    1,092,103 SH        SOLE         NONE   1,092,103
JOHNSON & JOHNSON              COM              478160104  15,168      233,823 SH        SOLE         NONE     233,823
JONES APPAREL GROUP INC        COM              480074103   9,227      687,583 SH        SOLE         NONE     687,583
KEY ENERGY SVCS INC            COM              492914106  29,665    2,210,477 SH        SOLE         NONE   2,210,477
KOHLS CORP                     COM              500255104  29,992      699,268 SH        SOLE         NONE     699,268
KRAFT FOODS INC                CL A             50075n104   5,263      169,722 SH        SOLE         NONE     169,722
K-SWISS INC                    CL A             482686102   2,111      133,470 SH        SOLE         NONE     133,470
LANCASTER COLONY CORP          COM              513847103  21,812      545,850 SH        SOLE         NONE     545,850
LEE ENTERPRISES INC            COM              523768109   6,010      600,350 SH        SOLE         NONE     600,350
LEGACY RESERVES LP             UNIT LP INT      524707304   4,789      239,905 SH        SOLE         NONE     239,905
LEUCADIA NATL CORP             COM              527288104  47,702    1,054,896 SH        SOLE         NONE   1,054,896
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302   1,797      114,170 SH        SOLE         NONE     114,170
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500  10,254      449,942 SH        SOLE         NONE     449,942
LOUISIANA PAC CORP             COM              546347105     356       38,775 SH        SOLE         NONE      38,775
LOWES COS INC                  COM              548661107     312       13,599 SH        SOLE         NONE      13,599
MARKEL CORP                    COM              570535104   5,654       12,850 SH        SOLE         NONE      12,850
MEDIACOM COMMUNICATIONS CORP   CL A             58446k105   1,850      427,146 SH        SOLE         NONE     427,146
MERCURY GENL CORP NEW          COM              589400100  20,643      465,873 SH        SOLE         NONE     465,873
MERRILL LYNCH & CO INC         COM              590188108     532       13,052 SH        SOLE         NONE      13,052
MERUELO MADDUX PROPERTIES IN   COM              590473104   8,896    3,502,370 SH        SOLE         NONE   3,502,370
MGIC INVT CORP WIS             COM              552848103   4,795      455,347 SH        SOLE         NONE     455,347
MICROSOFT CORP                 COM              594918104     598       21,061 SH        SOLE         NONE      21,061
NEWALLIANCE BANCSHARES INC     COM              650203102     370       30,150 SH        SOLE         NONE      30,150
NVR INC                        COM              62944T105  46,014       77,011 SH        SOLE         NONE      77,011
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     233       30,050 SH        SOLE         NONE      30,050
ORION MARINE GROUP INC         COM              68628V308  16,265    1,361,123 SH        SOLE         NONE   1,361,123
PARK NATL CORP                 COM              700658107   1,827       25,794 SH        SOLE         NONE      25,794
PETROHAWK ENERGY CORP          COM              716495106  41,890    2,076,838 SH        SOLE         NONE   2,076,838
PFIZER INC                     COM              717081103  18,130      866,203 SH        SOLE         NONE     866,203
PINNACLE GAS RESOURCES INC     COM              723464301   4,741    1,859,294 SH        SOLE         NONE   1,859,294
QUEST RESOURCE CORP            COM NEW          748349305     225       34,560 SH        SOLE         NONE      34,560
RAIT FINANCIAL TRUST           COM              749227104  11,580    1,668,653 SH        SOLE         NONE   1,668,653
RLI CORP                       COM              749607107   6,619      133,532 SH        SOLE         NONE     133,532
SEABRIGHT INSURANCE HLDGS IN   COM              811656107  12,205      828,569 SH        SOLE         NONE     828,569
SEARS HLDGS CORP               COM              812350106  15,410      150,946 SH        SOLE         NONE     150,946
SHERWIN WILLIAMS CO            COM              824348106  32,700      640,672 SH        SOLE         NONE     640,672
TELEPHONE & DATA SYS INC       COM              879433100  16,525      420,812 SH        SOLE         NONE     420,812
TELEPHONE & DATA SYS INC       SPL COM          879433860     846       22,670 SH        SOLE         NONE      22,670
ST JOE CO                      COM              790148100     519       12,100 SH        SOLE         NONE      12,100
THOMAS PPTYS GROUP INC         COM              884453101     704       80,210 SH        SOLE         NONE      80,210
TOWER GROUP INC                COM              891777104   4,451      176,825 SH        SOLE         NONE     176,825
TYCO ELECTRONICS LTD           COM NEW          G9144P105   2,784       81,123 SH        SOLE         NONE      81,123
TYCO INTL LTD BERMUDA          SHS              G9143X208   8,356      189,683 SH        SOLE         NONE     189,683
UNITED PARCEL SERVICE INC      CL B             911312106   6,815       93,337 SH        SOLE         NONE      93,337
US BANCORP DEL                 COM NEW          902973304     478       14,768 SH        SOLE         NONE      14,768
UST INC                        COM              902911106  20,200      370,505 SH        SOLE         NONE     370,505
WALGREEN CO                    COM              931422109     393       10,312 SH        SOLE         NONE      10,312
WILLIAMS CTLS INC              COM NEW          969465608   1,551      112,948 SH        SOLE         NONE     112,948

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